Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of the deferred income tax assets and liabilities
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2020	2019
Deferred tax assets
Deferred reinsurance gain	$5	$6
Other assets	1	1
Total deferred tax assets	6	7
Deferred tax liabilities
Unrealized net capital gains	(320)	(245)
Life and annuity reserves	(231)	(253)
Investments	(181)	(185)
DAC	(181)	(169)
Other liabilities	(49)	(49)
Total deferred tax liabilities	(962)	(901)
Net deferred tax liability	$(956)	$(894)

Components of income tax expense	The components of income tax expense for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Current	$26	$76	$116
Deferred	(19)	52	(99)
Total income tax expense	$7	$128	$17

Reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

($ in millions)	2020	2019	2018
Statutory federal income tax rate - expense	21.0%	21.0%	21.0%
Tax credits	(14.9)	(1.9)	(3.2)
Adjustments to prior year tax liabilities	(3.1)	0.2	(0.3)
Dividends received deduction	(1.9)	(0.5)	(0.7)
State income taxes	3.4	0.5	1.5
Non-deductible expenses	—	0.1	—
Tax Legislation benefit	—	—	(14.0)
Other	(0.1)	—	0.1
Effective income tax rate - expense	4.4%	19.4%	4.4%